Employee Benefit Plans	12 Months Ended
Sep. 01, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

We have employee retirement plans at our U.S. and international sites.  Details of the more significant plans are discussed as follows:

Employee Savings Plan for U.S. Employees

We have 401(k) retirement plans under which U.S. employees may contribute up to 75% of their eligible pay (subject to IRS annual contribution limits) to various savings alternatives, none of which include direct investment in our stock.  We match in cash eligible contributions from employees up to 5% of the employee's annual eligible earnings. Contribution expense for the 401(k) plans was $54 million, $55 million, and $44 million in 2016, 2015, and 2014, respectively.

Retirement Plans

We have pension plans in various countries.  The pension plans are only available to local employees and are generally government mandated.  As of September 1, 2016, the projected benefit obligations of our plans was $167 million and plan assets were $131 million. As of September 3, 2015, the projected benefit obligations of our plans was $132 million and plan assets were $105 million. Pension expense was not material for 2016, 2015, or 2014.